SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, TX 77019-2118 713.831.3299 713.831.2258 Fax Mark.Matthes@valic.com Mark Matthes Vice President and Senior Counsel

December 23, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	VALIC Company II (the “Registrant”)
Registration File Nos. 333-53589 and 811-08789
CIK No. 0001062374

Ladies and Gentlemen:

This letter responds to comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission (the “SEC”) on December 20, 2010 regarding Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), filed on October 21, 2010. For your convenience, the substance of the Staff’s comments has been restated below. The Registrant’s responses to each comment are set out immediately under the restated comment. Defined terms, unless otherwise defined herein, have the meanings given them in the Registration Statement.

General Comments

1.	Fees and Expenses of the Fund. Please move disclosure in the second paragraph under the “Fees and Expenses of the Fund” section of applicable Funds’ Fund Summaries from the narrative into a footnote.

Response:   For each Fund, we have moved the disclosure regarding the Fund’s contractual expense limitation, including information regarding the term of the limitation and its ability to be terminated by the Board of Trustees, into a footnote to the expense table.

2.	Fees and Expenses of the Fund. For those Funds that have Acquired Fund Fees and Expenses noted on the Total Annual Operating Expenses, please remove the footnote regarding “Acquired Fund Fees and Expenses” from the Fund Summary and consider adding a footnote reflecting that the Total Annual Fund Operating Expenses of the Fund do not correlate to the ratio of net expenses to average net assets provided in the Annual Report.

Response:   Footnote 1 has been added to provide that the Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the

Financial Highlights table of the annual report, which reflects the operating expenses of the Fund (0.10%).

3.	Derivatives-Related Disclosures. Please consider the completeness and accuracy of the derivatives-related disclosures in the registration statement for each Fund. See, Letter Barry D. Miller to Investment Company Institute, dated July 30, 2010 (Derivatives-Related Disclosures by Investment Companies).

The principal strategies and risk disclosure related to derivatives should be tailored specifically to how each Fund expects to be managed and should address the strategies that the Fund expects to be the most important means of achieving its objectives. The disclosure should describe the purpose that the derivatives are expected to serve in the Fund (e.g., hedging, speculation) and the extent to which derivatives are expected to be used. The prospectus should reflect anticipated derivates usage and provide an investor with a complete risk profile of the Fund’s investments taken as a whole.

Response:   After consultation with the applicable sub-adviser(s), the Registrant has determined with respect to each Fund that the sub-advisers either do not engage in derivatives transactions on behalf of a Fund or the extent to which they engage in such transactions does not constitute a principal investment strategy. Accordingly, the Principal Investment Strategies and Principal Investment Risks of applicable Funds were revised to reflect such determinations.

Fund Specific Comments

4.	Aggressive Growth Lifestyle Fund; Active Trading Risk. As each of the risks of the Lifestyle Funds discusses the risk of the Underlying Funds, please revise Active Trading Risk to reflect that the portfolio turnover rate of the Underlying Fund may affect the Fund’s performance.

Response:   The disclosure has been revised as requested.

5.	Core Bond Fund; Investments in Mortgage-Backed Securities. Investments in mortgage-backed securities are listed as a principal investment strategy. Please consider adding a principal risk related to the Fund’s investments in such securities.

Response:   The “Principal Risks of Investing in the Fund” section has been revised to add “Mortgage Risk” as a principal investment risk.

6.	Core Bond Fund; Investments in Credit Default Swaps. Investments in credit default swaps are listed as a principal investment strategy. Please consider adding a principal risk related to the Fund’s investments in such securities.

Response:   As discussed in the response to Comment #3, the Registrant has determined that investments in credit default swaps are not principal investments and such disclosure has been removed from the “Principal Investment Strategies of the Fund” section of the Fund Summary.

7.	High Yield Bond Fund; Footnote to Expense Table. Please clarify in a response the footnote regarding the Fund’s expense limitation effective January 1, 2010.

Response:   The Fund’s “Total Annual Operating Expenses After Expense Reimbursement” for the fiscal year ended August 31, 2010 was 0.97%. This is reflected in the “Management” section under the heading “Expense Limitations.” The Fund’s current expense limitation (0.96%) became effective on January 1, 2010, which is mid-year, and when combined with the Fund’s prior expense limitation (0.98%) caused the Fund’s “Total Annual Operating Expenses After Expense Reimbursement” to be greater than 0.96%. The presentation of the Fund’s contractual expense limitation of 0.96% is consistent with Item 3, instruction 3(d)(ii) of Form N-1A, which provides that a registrant may restate the expense information using the current fees as if they had been in effect during the previous fiscal year and which requires that a footnote to the table be added noting that the expense information in the table has been restated to reflect current fees.

In addition, the disclosure regarding the Fund’s contractual expense limitation contained in the second paragraph in the “Fees and Expenses of the Fund” in the Registrant’s 485(a) filing was moved to Footnote 1 and was combined with the footnote referenced in the Staff’s comment.

8.	Mid Cap Value Fund; Investment Strategies. In the “Principal Investment Strategies of the Fund” of the Fund Summary, please consider revising the last sentence of the first paragraph to add further description of the sub-advisers’ strategies.

Response:   The last sentence of the first paragraph has been revised as follows: “The sub-advisers use value-oriented investment approaches to identify companies in which to invest the Fund’s assets. Generally, the sub-advisers select stocks that they believe meet one or more of the following criteria: (1) are undervalued relative to other securities in the same industry or market, (2) exhibit good or improving fundamentals, or (3) exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.”

9.	Moderate Growth Lifestyle Fund; Investment Strategies. In the “Principal Investment Strategies of the Fund” of the Fund Summary, please include a reference to junk bonds following disclosure representing that the Funds indirect holdings may include lower rated fixed-income securities.

Response:   The disclosure has been revised as requested.

10.	Moderate Growth Lifestyle Fund; Investment Strategies. Investments in foreign and domestic equity securities of medium- and small-capitalization companies are listed as a principal investment strategy. Please consider adding principal risks related to the Fund’s investments in medium- and small-capitalization companies.

Response:   We have added the risk disclosure as requested.

11.	Important Additional Information; Tax Information. Under the heading for “Tax Information,” the disclosure provides “The Funds will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends; however you may be subject to federal income tax upon withdrawal from such tax deferred arrangements.” Please clarify what is referenced by “such” tax deferred arrangements.

Response:   The disclosure has been revised to reflect that investors may be subject to federal income tax upon withdrawal from a Contract, Plan or IRA.

12.	Please include Tandy Representations.

Response:   The representations have been included below.

The Registrant acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, acknowledges that the SEC is not foreclosed by its comment process from taking any action with respect to the Registrant’s documents, and represents that it will not assert the SEC’s comment process as a defense in any securities-related litigation brought against the Funds.

Please do not hesitate to contact me at (713) 831-3299. If you have comments or if you require additional information regarding the Registrant’s Registration Statement.

Respectfully submitted,

/s/ MARK MATTHES

Mark Matthes